DEBT (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
CREDIT FACILITIES
Weighted average standby fee on unused portion (as a percent)	0.20%
Long-term debt	CAD 36,309	CAD 33,423
Committed credit facilities
CREDIT FACILITIES
Total Facilities	21,019	18,611
Draws	12,399
Available	8,620
Committed credit facilities | Liquids Pipelines
CREDIT FACILITIES
Total Facilities	300	300
Draws	300
Committed credit facilities | Gas Distribution
CREDIT FACILITIES
Total Facilities	1,009	1,008
Draws	688
Available	321
Committed credit facilities | Sponsored Investments
CREDIT FACILITIES
Total Facilities	4,834	4,531
Draws	3,344
Available	1,490
Committed credit facilities | Corporate
CREDIT FACILITIES
Total Facilities	14,876	12,772
Draws	8,067
Available	6,809
Uncommitted demand credit facilities
CREDIT FACILITIES
Total Facilities	381	361
Available	86	80
Commercial paper and credit facility draws, net of short term borrowings
CREDIT FACILITIES
Long-term debt	CAD 11,515	CAD 8,960